RELATED PARTY TRANSACTIONS (Details) - Nordic American Tankers Limited [Member] - USD ($)		9 Months Ended
	Nov. 18, 2013	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015
Related Party Transaction [Line Items]
Common shares purchased (in shares)	4,333,566
Common shares purchased price	$ 65,000,000
Sale of stock, percentage of ownership after transaction	26.00%
Issued warrants value	$ 900,000
Success fee	$ 1,500,000
Ownership percentage		29.10%
Management agreement compensation		$ 100,000	$ 200,000
Aggregate payment for costs incurred		1,600,000	1,600,000
Corporate and marketing activities related party		100,000	$ 100,000
Amounts due to related party		$ 0		$ 0